CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares Class A Ordinary shares shares	Ordinary shares Class B Ordinary shares shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Noncontrolling interest CNY (¥)
Beginning Balance at Dec. 31, 2019	¥ (741,599)				¥ 0	¥ 777,408	¥ (1,519,731)	¥ 469	¥ 255
Beginning Balance (in shares) at Dec. 31, 2019 | shares			100,100,000	116,000,000	0
Capital contribution from noncontrolling interest shareholders	500								500
Net income	250,066						252,883		(2,817)
Share-based compensation	30,652					30,652
Exercise of share options	6,982					6,982
Business combination under common control	3,000					3,000
Convert Class B Ordinary Share to Class A Ordinary Share (in shares) | shares			8,000,000	(8,000,000)
Foreign currency translation adjustments	(13,366)							(13,286)	(80)
Ending Balance at Dec. 31, 2020	(463,765)				¥ 0	818,042	(1,266,848)	(12,817)	(2,142)
Ending Balance (in shares) at Dec. 31, 2020 | shares			108,100,000	108,000,000	0
Net income	467,761						472,086		(4,325)
Share-based compensation	15,186					15,186
Exercise of share options	7,352					7,352
Acquisition of a subsidiary	5,000								5,000
Deconsolidation of subsidiaries	(556)								(556)
Foreign currency translation adjustments	(5,229)							(5,137)	(92)
Ending Balance at Dec. 31, 2021	25,749					840,580	(794,762)	(17,954)	(2,115)
Ending Balance (in shares) at Dec. 31, 2021 | shares			108,100,000	108,000,000
Net income	1,180,232	$ 171,118					1,179,658		(574)
Share-based compensation	42,548					42,548
Exercise of share options	¥ 2,184				¥ 1,008	1,176
Exercise of share options (in shares) | shares	637,000	637,000			237,988
Vest of Restricted Share Units					¥ 13,742	(13,742)
Vest of Restricted Share Units (in shares) | shares					3,383,784
Repurchase of ordinary shares	¥ 24,012				¥ (24,012)
Repurchase of ordinary shares (in shares) | shares					(5,994,368)
Foreign currency translation adjustments	14,802	$ 2,146						(14,842)	(40)
Ending Balance at Dec. 31, 2022	¥ 1,241,503	$ 180,001			¥ (9,262)	¥ 870,562	¥ 384,896	¥ (3,112)	¥ (1,581)
Ending Balance (in shares) at Dec. 31, 2022 | shares			108,100,000	108,000,000	(2,372,596)